Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,742,422.79

Principal:
Principal Collections	$15,284,213.49
Prepayments in Full	$9,364,860.12
Liquidation Proceeds	$341,744.79
Recoveries	$13,665.49
Sub Total	$25,004,483.89
Collections	$26,746,906.68

Purchase Amounts:
Purchase Amounts Related to Principal	$336,754.28
Purchase Amounts Related to Interest	$1,714.57
Sub Total	$338,468.85

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,085,375.53

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	23
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$27,085,375.53
Servicing Fee	$435,894.32	$435,894.32	$0.00	$0.00	$26,649,481.21
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,649,481.21
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$26,649,481.21
Interest - Class A-3 Notes	$212,682.32	$212,682.32	$0.00	$0.00	$26,436,798.89
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$26,331,663.47
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,331,663.47
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$26,276,391.47
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,276,391.47
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$26,234,498.80
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,234,498.80
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$26,179,665.47
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,179,665.47
Regular Principal Payment	$24,125,371.17	$24,125,371.17	$0.00	$0.00	$2,054,294.30
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,054,294.30
Residual Released to Depositor	$0.00	$2,054,294.30	$0.00	$0.00	$0.00
Total		$27,085,375.53

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$24,125,371.17
Total					$24,125,371.17
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,125,371.17	$57.41	$212,682.32	$0.51	$24,338,053.49	$57.92
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$24,125,371.17	$17.97	$469,815.74	$0.35	$24,595,186.91	$18.32

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$311,242,412.77	0.7407006	$287,117,041.60	0.6832866
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$504,292,412.77	0.3757068	$480,167,041.60	0.3577329

Pool Information
Weighted Average APR	4.192%	4.186%
Weighted Average Remaining Term	36.88	36.04
Number of Receivables Outstanding	33,675	32,825
Pool Balance	$523,073,179.84	$497,567,549.49
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$505,318,594.19	$480,810,638.56
Pool Factor	0.3834894	0.3647901

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$7,463,513.24
Yield Supplement Overcollateralization Amount	$16,756,910.93
Targeted Overcollateralization Amount	$17,400,507.89
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$17,400,507.89

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	23

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		100	$178,057.67
(Recoveries)		87	$13,665.49
Net Losses for Current Collection Period			$164,392.18
Cumulative Net Losses Last Collection Period			$4,888,869.43
Cumulative Net Losses for all Collection Periods			$5,053,261.61

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.38%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.45%	391	$7,204,689.53
61-90 Days Delinquent	0.12%	28	$572,212.83
91-120 Days Delinquent	0.04%	8	$179,346.72
Over 120 Days Delinquent	0.10%	26	$487,015.30
Total Delinquent Receivables	1.70%	453	$8,443,264.38

Repossession Inventory:
Repossessed in the Current Collection Period		20	$398,382.20
Total Repossessed Inventory		29	$627,291.09

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2361%
Preceding Collection Period			0.3213%
Current Collection Period			0.3866%
Three Month Average			0.3147%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1727%
Preceding Collection Period			0.2019%
Current Collection Period			0.1889%
Three Month Average			0.1878%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer